Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 46	€ 42	€ 65
Post-employment plans | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	2	3
Interest cost (net)	28	42	48
Expected return on insurance contracts linked to pensions	(3)	(4)	(4)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	3	2	2
Pre-retirement cost	0	0	0
Other	(10)	(1)	(8)
Post-employment benefit expense in profit or loss, defined benefit plans	21	41	41
Other similar obligations | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Interest cost (net)	25	30	25
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	0	7	(67)
Past service cost	0	13	0
Pre-retirement cost	303	160	92
Other	(4)	(1)	0
Post-employment benefit expense in profit or loss, defined benefit plans	€ 325	€ 210	€ 51